Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SUPERFUND GOLD, L.P.
Entity Central Index Key	0001433147
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Statements of Assets and Liabilities (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS
U.S. Government securities, at fair value, (amortized cost)	$ 7,300,000	$ 9,598,087
Due from brokers	17,752,295	12,805,431
Futures contracts purchased	0	2,832,921
Unrealized appreciation on open forward contracts	324,150	224,585
Futures contracts sold	2,143,263	0
Cash	4,627,033	3,630,425
Due from affiliate	0	5,599
Total assets	32,146,741	29,097,048
LIABILITIES
Unrealized depreciation on open forward contracts	238,220	36,460
Futures contracts sold	0	349,805
Future contracts purchased	441,050	0
Subscriptions received in advance	1,371,600	1,289,417
Redemptions payable	264,396	236,327
Incentive fee	0	409,223
Management fee	56,376	51,406
Fees payable	54,995	49,185
Total liabilities	2,426,637	2,421,823
NET ASSETS	29,720,104	26,675,225
SERIES A
ASSETS
U.S. Government securities, at fair value, (amortized cost)	4,200,000	4,949,019
Due from brokers	10,266,861	6,513,798
Futures contracts purchased	0	1,271,946
Unrealized appreciation on open forward contracts	162,075	95,755
Futures contracts sold	1,075,785	0
Cash	4,115,678	2,215,532
Due from affiliate	0	5,599
Total assets	19,820,399	15,051,649
LIABILITIES
Unrealized depreciation on open forward contracts	120,339	13,857
Futures contracts sold	0	143,844
Future contracts purchased	276,396	0
Subscriptions received in advance	1,076,700	882,330
Redemptions payable	226,418	42,447
Incentive fee	0	198,986
Management fee	34,347	26,272
Fees payable	35,971	27,222
Total liabilities	1,770,171	1,334,958
NET ASSETS	18,050,228	13,716,691
SERIES B
ASSETS
U.S. Government securities, at fair value, (amortized cost)	3,100,000	4,649,068
Due from brokers	7,485,434	6,291,633
Futures contracts purchased	0	1,560,975
Unrealized appreciation on open forward contracts	162,075	128,830
Futures contracts sold	1,067,478	0
Cash	511,355	1,414,893
Due from affiliate	0	0
Total assets	12,326,342	14,045,399
LIABILITIES
Unrealized depreciation on open forward contracts	117,881	22,603
Futures contracts sold	0	205,961
Future contracts purchased	164,654	0
Subscriptions received in advance	294,900	407,087
Redemptions payable	37,978	193,880
Incentive fee	0	210,237
Management fee	22,029	25,134
Fees payable	19,024	21,963
Total liabilities	656,466	1,086,865
NET ASSETS	11,669,876	12,958,534
Series A-1
LIABILITIES
NET ASSETS	14,453,996	10,835,030
Number of Units outstanding	8,235.777	6,916.044
Net Asset Value per Unit	$ 1,755.03	$ 1,566.65
Series A-2
LIABILITIES
NET ASSETS	3,596,232	2,881,661
Number of Units outstanding	1,895.373	1,724.508
Net Asset Value per Unit	$ 1,897.37	$ 1,671
Series B-1
LIABILITIES
NET ASSETS	6,941,661	7,815,597
Number of Units outstanding	4,534.435	5,784.122
Net Asset Value per Unit	$ 1,530.88	$ 1,351.21
Series B-2
LIABILITIES
NET ASSETS	$ 4,728,215	$ 5,142,937
Number of Units outstanding	2,962.607	3,700.48
Net Asset Value per Unit	$ 1,595.96	$ 1,389.8

Statements of Assets and Liabilities (Unaudited) (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Limited Partners' Capital Account [Line Items]
U.S. Government securities, amortized cost	$ 7,300,000	$ 9,598,087
SERIES A
Limited Partners' Capital Account [Line Items]
U.S. Government securities, amortized cost	4,200,000	4,949,019
SERIES B
Limited Partners' Capital Account [Line Items]
U.S. Government securities, amortized cost	$ 3,100,000	$ 4,649,068

Condensed Schedule of Investments (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.70%
Fair Value	$ 85,930	$ 188,125
Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	5.70%	9.30%
Fair Value	1,702,213	2,483,116
United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	7,300,000	9,600,000
Percentage of Net Assets	24.60%	36.00%
Fair Value	7,300,000	9,598,087
Unrealized Appreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.10%	0.80%
Fair Value	324,150	224,585
Unrealized Appreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.10%	0.80%
Fair Value	324,150	224,585
Unrealized Depreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.80%)	(0.10%)
Fair Value	(238,220)	(36,460)
Unrealized Depreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.80%)	(0.10%)
Fair Value	(238,220)	(36,460)
Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.50%)	10.60%
Fair Value	(441,050)	2,832,921
Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.20%)	1.90%
Fair Value	(63,451)	484,663
Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.40%
Fair Value		110,783
Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.60%)	0.50%
Fair Value	(169,549)	127,537
Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.70%
Fair Value	(43,277)	194,250
Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	0.40%
Fair Value	(91,888)	114,065
Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.30%
Fair Value	8,140	92,460
Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		4.00%
Fair Value		1,067,060
Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	6.40%
Fair Value	(81,025)	1,709,163
Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		2.40%
Fair Value		642,103
Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	7.20%	(1.30%)
Fair Value	2,143,263	(349,805)
Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.80%	0.10%
Fair Value	230,377	33,694
Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	4.20%	(0.10%)
Fair Value	1,250,921	(30,980)
Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.50%	(0.10%)
Fair Value	139,943	(22,344)
Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.90%
Fair Value	276,902
Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.10%
Fair Value	(16,535)	23,963
Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.90%	(1.30%)
Fair Value	261,655	(354,138)
Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	6.00%	10.00%
Fair Value	1,788,143	2,671,241
Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.00%
Fair Value	(14,382)	3,134
Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.30%
Fair Value	105,374	81,278
Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.30%
Fair Value	47,153	72,763
Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	0.80%
Fair Value	(212,146)	210,666
Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	5.40%	6.40%
Fair Value	1,609,962	1,729,526
Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.80%	2.20%
Fair Value	252,182	573,874
SERIES A | Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.60%
Fair Value	41,736	81,898
SERIES A | Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	4.40%	8.20%
Fair Value	799,389	1,128,102
SERIES A | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	4,200,000	4,950,000
Percentage of Net Assets	23.30%	36.10%
Fair Value	4,200,000	4,949,019
SERIES A | Unrealized Appreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.90%	0.70%
Fair Value	162,075	95,755
SERIES A | Unrealized Appreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.90%	0.70%
Fair Value	162,075	95,755
SERIES A | Unrealized Depreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	(0.10%)
Fair Value	(120,339)	(13,857)
SERIES A | Unrealized Depreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	(0.10%)
Fair Value	(120,339)	(13,857)
SERIES A | Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.60%)	9.30%
Fair Value	(276,396)	1,271,946
SERIES A | Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.20%)	1.50%
Fair Value	(32,138)	208,888
SERIES A | Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.30%
Fair Value		44,259
SERIES A | Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.50%)	0.40%
Fair Value	(87,783)	55,066
SERIES A | Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.60%
Fair Value	(23,307)	81,781
SERIES A | Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	0.40%
Fair Value	(45,680)	46,624
SERIES A | Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.30%
Fair Value	4,150	40,970
SERIES A | Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		3.90%
Fair Value		528,140
SERIES A | Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.50%)	5.80%
Fair Value	(91,638)	794,358
SERIES A | Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		1.90%
Fair Value		266,218
SERIES A | Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	6.00%	(1.10%)
Fair Value	1,075,785	(143,844)
SERIES A | Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.60%	0.10%
Fair Value	115,266	14,250
SERIES A | Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	3.50%	(0.10%)
Fair Value	628,441	(12,190)
SERIES A | Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	(0.10%)
Fair Value	72,332	(10,607)
SERIES A | Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.80%
Fair Value	137,703
SERIES A | Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.10%
Fair Value	(7,298)	9,628
SERIES A | Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.70%	(1.10%)
Fair Value	129,341	(144,925)
SERIES A | Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	4.60%	8.80%
Fair Value	841,125	1,210,000
SERIES A | Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.00%
Fair Value	(8,216)	1,134
SERIES A | Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.20%
Fair Value	53,109	32,375
SERIES A | Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.20%
Fair Value	25,246	30,179
SERIES A | Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.60%)	0.70%
Fair Value	(110,517)	92,656
SERIES A | Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	4.20%	5.90%
Fair Value	754,120	808,405
SERIES A | Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.70%	1.80%
Fair Value	127,383	245,251
SERIES B | Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.80%
Fair Value	44,194	106,227
SERIES B | Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	7.60%	10.60%
Fair Value	902,824	1,355,014
SERIES B | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	3,100,000	4,650,000
Percentage of Net Assets	26.60%	35.90%
Fair Value	3,100,000	4,649,068
SERIES B | Unrealized Appreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.40%	1.00%
Fair Value	162,075	128,830
SERIES B | Unrealized Appreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.40%	1.00%
Fair Value	162,075	128,830
SERIES B | Unrealized Depreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.00%)	(0.20%)
Fair Value	(117,881)	(22,603)
SERIES B | Unrealized Depreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.00%)	(0.20%)
Fair Value	(117,881)	(22,603)
SERIES B | Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.50%)	12.10%
Fair Value	(164,654)	1,560,975
SERIES B | Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	2.10%
Fair Value	(31,313)	275,775
SERIES B | Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.50%
Fair Value		66,524
SERIES B | Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	0.60%
Fair Value	(81,766)	72,471
SERIES B | Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.20%)	0.90%
Fair Value	(19,970)	112,469
SERIES B | Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.40%)	0.50%
Fair Value	(46,208)	67,441
SERIES B | Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.40%
Fair Value	3,990	51,490
SERIES B | Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		4.20%
Fair Value		538,920
SERIES B | Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	7.10%
Fair Value	10,613	914,805
SERIES B | Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		2.90%
Fair Value		375,885
SERIES B | Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	9.10%	(1.50%)
Fair Value	1,067,478	(205,961)
SERIES B | Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.00%	0.20%
Fair Value	115,111	19,444
SERIES B | Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	5.30%	(0.10%)
Fair Value	622,480	(18,790)
SERIES B | Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.60%	(0.10%)
Fair Value	67,611	(11,737)
SERIES B | Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.20%
Fair Value	139,199
SERIES B | Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.10%
Fair Value	(9,237)	14,335
SERIES B | Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.10%	(1.60%)
Fair Value	132,314	(209,213)
SERIES B | Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	8.00%	11.40%
Fair Value	947,018	1,461,241
SERIES B | Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.00%
Fair Value	(6,166)	2,000
SERIES B | Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.50%
Fair Value	52,265	48,903
SERIES B | Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.30%
Fair Value	21,907	42,584
SERIES B | Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.90%)	0.90%
Fair Value	(101,629)	118,010
SERIES B | Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	7.30%	7.10%
Fair Value	855,842	921,121
SERIES B | Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.10%	2.60%
Fair Value	$ 124,799	$ 328,623

Condensed Schedule of Investment (Unaudited) (Parenthetical) (USD $)	Nov. 25, 2011	Feb. 24, 2011
United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	$ 7,300,000	$ 9,598,087
CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts		233
SERIES A | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	4,200,000	4,949,019
SERIES A | CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts		116
SERIES B | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	$ 3,100,000	$ 4,649,068
SERIES B | CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts		117

Statements of Operations (Unaudited) (USD $)	3 Months Ended				9 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Investment income
Interest income	$ 2,232		$ 5,834		$ 10,645		$ 6,886
Other Income							5,599
Total income	2,232		5,834		10,645		12,485
Expenses
Brokerage commissions	115,714		108,708		410,721		360,940
Management fee	177,498		98,218		505,376		285,529
Selling commission	113,580		1,658		322,540		31,461
Incentive fee			60,660		648,939		184,041
Operating expenses	59,166		32,739		168,456		95,176
Other	6,314		753		15,479		1,609
Total expenses	472,272		302,736		2,071,511		958,756
Net investment loss	(470,040)		(296,902)		(2,060,866)		(946,271)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	2,261,814		126,903		6,411,015		367,343
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	1,682,395		2,285,571		(883,098)		4,748,609
Net gain on investments	3,944,209		2,412,474		5,527,917		5,115,952
Net increase in net assets from operations	3,474,169		2,115,572		3,467,051		4,169,681
SERIES A
Investment income
Interest income	1,330		3,232		5,365		4,152
Other Income							5,599
Total income	1,330		3,232		5,365		9,751
Expenses
Brokerage commissions	57,575		49,471		186,379		121,429
Management fee	105,613		44,963		279,880		112,931
Selling commission	75,744		1,658		198,842		31,461
Incentive fee			33,976		243,449		84,151
Operating expenses	35,204		16,490		93,293		40,476
Other	2,071		51		5,524		97
Total expenses	276,207		146,609		1,007,367		390,545
Net investment loss	(274,877)		(143,377)		(1,002,002)		(380,794)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	1,275,578		(14,612)		3,190,579		292,714
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	812,130		1,195,710		(368,875)		2,059,263
Net gain on investments	2,087,708		1,181,098		2,821,704		2,351,977
Net increase in net assets from operations	1,812,831		1,037,721		1,819,702		1,971,183
SERIES B
Investment income
Interest income	902		2,602		5,280		2,734
Total income	902		2,602		5,280		2,734
Expenses
Brokerage commissions	58,139		63,745		224,342		248,009
Management fee	71,885		48,747		225,496		164,100
Selling commission	37,836		26,684		123,698		99,890
Incentive fee					405,490
Operating expenses	23,962		16,249		75,163		54,700
Other	4,243		702		9,955		1,512
Total expenses	196,065		156,127		1,064,144		568,211
Net investment loss	(195,163)		(153,525)		(1,058,864)		(565,477)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	986,236		141,515		3,220,436		74,629
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	870,265		1,089,861		(514,223)		2,689,346
Net gain on investments	1,856,501		1,231,376		2,706,213		2,763,975
Net increase in net assets from operations	$ 1,661,338		$ 1,077,851		$ 1,647,349		$ 2,198,498
Series A-1
Realized and unrealized gain (loss) on investments
Net increase in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ 180.47	[1]	$ 142.9	[1]	$ 183.05	[1]	$ 317.16	[1]
Net increase in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ 190.76		$ 130.74		$ 188.38		$ 274.93
Series A-2
Realized and unrealized gain (loss) on investments
Net increase in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ 191.48	[2]	$ 159.39	[2]	$ 204.67	[2]	$ 353.62	[2]
Net increase in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ 214.69		$ 144.55		$ 226.37		$ 305.38
Series B-1
Realized and unrealized gain (loss) on investments
Net increase in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ 205.46	[3]	$ 116.01	[3]	$ 161.94	[3]	$ 202.17	[3]
Net increase in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ 195.61		$ 110.06		$ 179.66		$ 194.28
Series B-2
Realized and unrealized gain (loss) on investments
Net increase in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ 229.2	[4]	$ 129.47	[4]	$ 212.79	[4]	$ 237.65	[4]
Net increase in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ 210.88		$ 118.35		$ 206.16		$ 213.66

[1]	Weighted average number of Units outstanding for Series A-1 for the Three Months Ended September 30, 2011 and September 30, 2010: 8,122.38 and 5,546.27, respectively; and for the Nine Months Ended September 30, 2011 and September 30, 2010: 7,871.84 and 4,790.29, respectively.
[2]	Weighted average number of Units outstanding for Series A-2 for the Three Months Ended September 30, 2011 and September 30, 2010: 1,811.97 and 1,538.13, respectively; and for the Nine Months Ended September 30, 2011 and September 30, 2010: 1,850.80 and 1,277.94, respectively.
[3]	Weighted average number of Units outstanding for Series B-1 for the Three Months Ended September 30, 2011 and September 30, 2010: 4,648.34 and 5,549.68, respectively; and for the Nine Months Ended September 30, 2011 and September 30, 2010: 5,696.03 and 7,177.88, respectively.
[4]	Weighted average number of Units outstanding for Series B-2 for the Three Months Ended September 30, 2011 and September 30, 2010: 3,081.49 and 3,352.32, respectively; for the Nine Months Ended September 30, 2011 and September 30, 2010: 3,406.81 and 3,195.81, respectively.

Statements of Operations (Unaudited) (Parenthetical)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Series A-1
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	8,122.38	5,546.27	7,871.84	4,790.29
Series A-2
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	1,811.97	1,538.13	1,850.8	1,277.94
Series B-1
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	4,648.34	5,549.68	5,696.03	7,177.88
Series B-2
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	3,081.49	3,352.32	3,406.81	3,195.81

Statements of Changes In Net Assets (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Increase in net assets from operations
Net investment loss	$ (470,040)	$ (296,902)	$ (2,060,866)	$ (946,271)
Net realized gain (loss) on futures and forward contracts	2,261,814	126,903	6,411,015	367,343
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	1,682,395	2,285,571	(883,098)	4,748,609
Net increase in net assets from operations	3,474,169	2,115,572	3,467,051	4,169,681
Capital share transactions
Issuance of Units			8,149,507	8,354,127
Redemption of Units			(8,571,679)	(4,813,729)
Net decrease in net assets from capital share transactions			(422,172)	3,540,398
Net increase (decrease) in net assets			3,044,879	7,710,079
Net assets, beginning of period			26,675,225	12,153,932
Net assets, end of period	29,720,104	19,864,011	29,720,104	19,864,011
SERIES A
Increase in net assets from operations
Net investment loss	(274,877)	(143,377)	(1,002,002)	(380,794)
Net realized gain (loss) on futures and forward contracts	1,275,578	(14,612)	3,190,579	292,714
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	812,130	1,195,710	(368,875)	2,059,263
Net increase in net assets from operations	1,812,831	1,037,721	1,819,702	1,971,183
Capital share transactions
Issuance of Units			6,077,919	5,624,810
Redemption of Units			(3,564,084)	(1,035,998)
Net decrease in net assets from capital share transactions			2,513,835	4,588,812
Net increase (decrease) in net assets			4,333,537	6,559,995
Net assets, beginning of period			13,716,691	3,434,355
Net assets, end of period	18,050,228	9,994,350	18,050,228	9,994,350
SERIES B
Increase in net assets from operations
Net investment loss	(195,163)	(153,525)	(1,058,864)	(565,477)
Net realized gain (loss) on futures and forward contracts	986,236	141,515	3,220,436	74,629
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	870,265	1,089,861	(514,223)	2,689,346
Net increase in net assets from operations	1,661,338	1,077,851	1,647,349	2,198,498
Capital share transactions
Issuance of Units			2,071,588	2,729,317
Redemption of Units			(5,007,595)	(3,777,731)
Net decrease in net assets from capital share transactions			(2,936,007)	(1,048,414)
Net increase (decrease) in net assets			(1,288,658)	1,150,084
Net assets, beginning of period			12,958,534	8,719,577
Net assets, end of period	11,669,876	9,869,661	11,669,876	9,869,661
Series A-1
Capital share transactions
Net assets, beginning of period			10,835,030
Net assets, end of period	14,453,996		14,453,996
Series Units, beginning of period			6,916.044	2,388.395
Issuance of Units			2,965.586	4,204.975
Redemption of Series Units			(1,645.853)	(805.31)
Series Units, end of period	8,235.777	5,788.06	8,235.777	5,788.06
Series A-2
Capital share transactions
Net assets, beginning of period			2,881,661
Net assets, end of period	3,596,232		3,596,232
Series Units, beginning of period			1,724.508	818.846
Issuance of Units			691.201	840.459
Redemption of Series Units			(520.336)	(46.021)
Series Units, end of period	1,895.373	1,613.284	1,895.373	1,613.284
Series B-1
Capital share transactions
Net assets, beginning of period			7,815,597
Net assets, end of period	6,941,661		6,941,661
Series Units, beginning of period			5,784.122	7,174.897
Issuance of Units			1,273.912	2,048.322
Redemption of Series Units			(2,523.599)	(3,545.091)
Series Units, end of period	4,534.435	5,678.128	4,534.435	5,678.128
Series B-2
Capital share transactions
Net assets, beginning of period			5,142,937
Net assets, end of period	$ 4,728,215		$ 4,728,215
Series Units, beginning of period			3,700.48	2,763.5
Issuance of Units			233.456	1,051.441
Redemption of Series Units			(971.329)	(357.065)
Series Units, end of period	2,962.607	3,457.876	2,962.607	3,457.876

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net increase in net assets from operations	$ 3,467,051	$ 4,169,681
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(27,546,385)	(19,693,586)
Maturities of U.S. government securities	29,848,550	18,850,000
Amortization of discounts and premiums	(4,078)	(5,229)
Due from brokers	(4,946,864)	(564,214)
Due from affiliate	5,599	(207,207)
Unrealized appreciation on open forward contracts	(99,565)	(50,022)
Unrealized depreciation on open forward contracts	201,760	(4,429,973)
Futures contracts purchased	3,273,971	(61,407)
Futures contracts sold	(2,493,068)	1,658
Incentive fee	(409,223)
Due to affiliate		(5,599)
Management fees payable	4,970	14,804
Fees payable	5,810	13,539
Net cash provided by (used in) operating activities	1,308,528	(1,967,555)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	8,231,690	7,241,447
Redemptions, net of change in redemptions payable	(8,543,610)	(4,653,660)
Net cash provided by (used in) financing activities	(311,920)	2,587,787
Net increase/decrease in cash	996,608	620,232
Cash, beginning of period	3,630,425	2,672,099
Cash, end of period	4,627,033	3,292,331
SERIES A
Cash flows from operating activities
Net increase in net assets from operations	1,819,702	1,971,183
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(14,448,163)	(7,947,364)
Maturities of U.S. government securities	15,199,271	6,300,000
Amortization of discounts and premiums	(2,089)	(2,029)
Due from brokers	(3,753,063)	(1,434,448)
Due from affiliate	5,599	(5,599)
Unrealized appreciation on open forward contracts	(66,320)	(124,343)
Unrealized depreciation on open forward contracts	106,482	40,358
Futures contracts purchased	1,548,342	(1,946,475)
Futures contracts sold	(1,219,629)	(28,803)
Incentive fee	(198,986)	1,658
Management fees payable	8,075	12,570
Fees payable	8,749	13,066
Net cash provided by (used in) operating activities	(992,030)	(3,150,226)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	6,272,289	4,844,310
Redemptions, net of change in redemptions payable	(3,380,113)	(913,807)
Net cash provided by (used in) financing activities	2,892,176	3,930,503
Net increase/decrease in cash	1,900,146	780,277
Cash, beginning of period	2,215,532	1,739,581
Cash, end of period	4,115,678	2,519,858
SERIES B
Cash flows from operating activities
Net increase in net assets from operations	1,647,349	2,198,498
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(13,098,222)	(11,746,222)
Maturities of U.S. government securities	14,649,279	12,550,000
Amortization of discounts and premiums	(1,989)	(3,200)
Due from brokers	(1,193,801)	870,234
Unrealized appreciation on open forward contracts	(33,245)	(82,864)
Unrealized depreciation on open forward contracts	95,278	(90,380)
Futures contracts purchased	1,725,629	(2,483,498)
Futures contracts sold	(1,273,439)	(32,604)
Incentive fee	(210,237)
Management fees payable	(3,105)	2,234
Fees payable	(2,939)	473
Net cash provided by (used in) operating activities	2,300,558	1,182,671
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	1,959,401	2,397,137
Redemptions, net of change in redemptions payable	(5,163,497)	(3,739,853)
Net cash provided by (used in) financing activities	(3,204,096)	(1,342,716)
Net increase/decrease in cash	(903,538)	(160,045)
Cash, beginning of period	1,414,893	932,518
Cash, end of period	$ 511,355	$ 772,473

Nature of operations	9 Months Ended
Sep. 30, 2011
Nature of operations, Basis of presentation and significant accounting policies and Financial highlights [Abstract]
Nature of operations
1.	Nature of operations

Organization and Business

Superfund Gold, L.P., a Delaware limited partnership (the “Fund”), commenced operations on April 1, 2009. The Fund was organized to trade speculatively in the United States (“U.S.”) and international commodity futures and forward markets using a strategy developed by Superfund Capital Management, Inc., the general partner and trading advisor of the Fund (“Superfund Capital Management”). The Fund has issued two series of units of limited partnership interest (the “Units”), each with a subseries (each a “sub-series”), Series A-1/A-2 and Series B-1/B-2 (each, a “Series”). Series A-1/A-2 and Series B-1/B-2 are traded and managed the same way, with the exception of the degree of leverage. Series B implements the Fund’s futures and forward trading program at a leverage level equal to approximately 1.5 times that implemented on behalf of Series A. Over the long term (periods of several years), the targeted average ratio of margin to equity for Series A is approximately 20% and approximately 30% for Series B. The leverage with which each of the Series is traded is the only difference between the Series. Sub-Series within a Series are not managed differently. Rather, Series A-1 Units and Series B-1 Units are subject to selling commissions. Series A-2 Units and Series B-2 Units are not subject to selling commissions but are available exclusively to: (i) investors participating in selling agent asset-based or fixed-fee investment programs or a registered investment adviser’s asset-based fee or fixed-fee advisory program through which an investment adviser recommends a portfolio allocation to the Fund and for which Superfund USA Inc. (“Superfund USA”) serves as selling agent, (ii) investors who purchased the Units through Superfund USA or an affiliated broker and who are commodity pools operated by commodity pool operators registered as such with the Commodity Futures Trading Commission and (iii) investors who have paid the maximum selling commission on their Series A-1 or Series B-1 Units (by re-designation of such Units as Series A-2 Units or Series B-2 Units as described herein). The foregoing eligibility requirements and selling commissions are the only differences between the Sub-Series within a Series.

The term of the Fund commenced on the day on which the Certificate of Limited Partnership was filed with the Secretary of State of the State of Delaware pursuant to the provisions of the Delaware Revised Uniform Limited Partnership Act and shall end upon the first of the following to occur: (i) receipt by Superfund Capital Management of an approval to dissolve the Fund at a specified time by limited partners of the Fund (the “Limited Partners”) owning Units representing more than fifty percent (50%) of the outstanding Units of each Series then owned by Limited Partners of each Series, notice of which is sent by certified mail return receipt requested to Superfund Capital Management not less than 90 days prior to the effective date of such dissolution; (ii) withdrawal, insolvency or dissolution of Superfund Capital Management or any other event that causes Superfund Capital Management to cease to be the general partner of the Fund, unless (a) at the time of each event there is at least one remaining general partner of the Fund who carries on the business of the Fund (and each remaining general partner of the Fund is hereby authorized to carry on the business of general partner of the Fund in such an event), or (b) within 120 days after such event Limited Partners of a Series holding a majority of Units of such Series agree in writing to continue the business of the Fund and such Series and to the appointment, effective as of the date of such event, of one or more general partners of the Fund and such Series; (iii) a decline in the aggregate net assets of each Series to less than $500,000 at any time following commencement of trading in the Series; or (iv) any other event which shall make it unlawful for the existence of the Fund to be continued or which requires termination of the Fund.

Basis of presentation and significant accounting policies	9 Months Ended
Sep. 30, 2011
Nature of operations, Basis of presentation and significant accounting policies and Financial highlights [Abstract]
Basis of presentation and significant accounting policies

2. Basis of presentation and significant accounting policies

Basis of Presentation

The unaudited financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) and accounting principles generally accepted in the U.S. (“U.S. GAAP”) with respect to the Form 10-Q and reflect all adjustments which in the opinion of management are normal and recurring, and which are necessary for a fair statement of the results of interim periods presented. It is suggested that these financial statements be read in conjunction with the financial statements and the related notes included in the Fund’s Annual Report on Form 10-K for the year ended December 31, 2010.

Valuation of Investments in Futures Contracts, Forward Contracts and U.S. Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value based upon market quotes on the last business day of the period.

Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such investments; accordingly, the cost of securities plus accreted discount or minus amortized premium approximates fair value.

Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period-end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net gain (loss) on investments in the statements of operations.

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and operating expenses are recognized on the accrual basis.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of assets and liabilities as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting – Balance Sheet.

Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC 740, Income Taxes (“ASC 740”), to the Fund, and has determined whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, Superfund Capital Management has determined no reserves for uncertain tax positions are required to be recorded as a result of the application of ASC 740. Superfund Capital Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2009 and 2010 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires Superfund Capital Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from the estimates.

Fair Value Measurements	9 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2:	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3:	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

In May 2011, FASB issued Account Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS. These amendments, effective for the interim and annual periods beginning on or after December 15, 2011 (early adoption is prohibited), result in a common definition of fair value and common requirements for measurement of and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments change some fair value measurement principles and disclosure requirements. The adoption of this guidance is not expected to have a material impact upon the Fund’s financial position and results of operations.

In January 2010, FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”), which amends the disclosure requirements of ASC 820, and requires new disclosures regarding transfers in and out of Level 1 and 2 categories, as well as requires entities to separately present purchases, sales, issuances and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. As of January 1, 2010, the Fund adopted ASU 2010-06 except for the disclosures about purchases, sales, issuances and settlements in the rollforward activity in Level 3 fair value measurements, which were adopted as of January 1, 2011. The adoption of the remaining provisions has not had a material impact on the Fund’s financial statement disclosures.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within Level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within Level 1 or Level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within Level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within Level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives that may be held by the Fund include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward positions are typically classified within Level 2 of the fair value hierarchy.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within Level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on Level 1 and/or Level 2 inputs that can be observed in the market, as well as unobservable Level 3 inputs. Subsequent to initial recognition, the Fund updates the Level 1 and Level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within Level 3. Level 3 inputs are changed only when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances in which the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period. As of and during the quarter ended September 30, 2011, the Fund held no derivative contracts valued using Level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of September 30, 2011, and December 31, 2010:

Superfund Gold, L.P.

	Balance September 30, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$7,300,000	$—	$7,300,000	$—
Unrealized appreciation on open forward contracts	324,150	—	324,150	—
Futures contracts purchased	2,143,263	2,143,263	—	—

Total Assets Measured at Fair Value	$9,767,413	$2,143,263	$7,624,150	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$238,220	$—	$238,220	$—
Futures contracts sold	441,050	441,050	—	—

Total Liabilities Measured at Fair Value	$679,270	$441,050	$238,220	$—

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,598,087	$—	$9,598,087	$—
Unrealized appreciation on open forward contracts	224,585	—	224,585	—
Futures contracts purchased	2,832,921	2,832,921	—	—

Total Assets Measured at Fair Value	$12,655,593	$2,832,921	$9,822,672	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$36,460	$—	$36,460	$—
Futures contracts sold	349,805	349,805	—	—

Total Liabilities Measured at Fair Value	$386,265	$349,805	$36,460	$—

Superfund Gold, L.P. – Series A

	Balance September 30, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$4,200,000	$—	$4,200,000	$—
Unrealized appreciation on open forward contracts	162,075	—	162,075	—
Futures contracts sold	1,075,785	1,075,785	—	—

Total Assets Measured at Fair Value	$5,437,860	$1,075,785	$4,362,075	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$120,339	$—	$120,339	$—
Futures contracts purchased	276,396	276,396	—	—

Total Liabilities Measured at Fair Value	$396,735	$276,396	$120,339	$—

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$4,949,019	$—	$4,949,019	$—
Unrealized appreciation on open forward contracts	95,755	—	95,755	—
Futures contracts purchased	1,271,946	1,271,946	—	—

Total Assets Measured at Fair Value	$6,316,720	$1,271,946	$5,044,774	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$13,857	$—	$13,857	$—
Futures contracts sold	143,844	143,844	—	—

Total Liabilities Measured at Fair Value	$157,701	$143,844	$13,857	$—

Superfund Gold, L.P. - Series B

	Balance September 30, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$3,100,000	$—	$3,100,000	$—
Unrealized appreciation on open forward contracts	162,075	—	162,075	—
Futures contracts sold	1,067,478	1,067,478	—	—

Total Assets Measured at Fair Value	$4,329,553	$1,067,478	$3,262,075	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$117,881	$—	$117,881	$—
Futures contracts sold	164,654	164,654	—	—

Total Liabilities Measured at Fair Value	$282,535	$164,654	$117,881	$—

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$4,649,068	$—	$4,649,068	$—
Unrealized appreciation on open forward contracts	128,830	—	128,830	—
Futures contracts purchased	1,560,975	1,560,975	—	—

Total Assets Measured at Fair Value	$6,338,873	$1,560,975	$4,777,898	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$22,603	$—	$22,603	$—
Futures contracts sold	205,961	205,961	—	—

Total Liabilities Measured at Fair Value	$228,564	$205,961	$22,603	$—

Disclosure of derivative instruments and hedging activities	9 Months Ended
Sep. 30, 2011
Disclosure of derivative instruments and hedging activities [Abstract]
Disclosure of derivative instruments and hedging activities
4.	Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”). ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Gold, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2011 and December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2011	Liability Derivatives at September 30, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$324,150	$—	$324,150

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(238,220)	(238,220)

Futures contracts	Futures contracts purchased & futures contacts sold	2,143,263	(441,050)	1,702,213

Totals		$2,467,413	$(679,270)	$1,788,143

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$224,585	$—	$224,585

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(36,460)	(36,460)

Futures contracts	Futures contracts purchased & futures contacts sold	2,832,921	(349,805)	2,483,116

Totals		$3,057,506	$(386,265)	$2,671,241

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(255,706)	$78,253

Futures contracts	Net realized gain on futures and forward contracts	2,517,520	1,604,142

Total		$2,261,814	$1,682,395

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$92,885	$(102,193)

Futures contracts	Net realized gain (loss) on futures and forward contracts	6,318,130	(780,905)

Total		$6,411,015	$(883,098)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain on futures and forward contracts	$169,428	$200,979

Futures contracts	Net realized gain (loss) on futures and forward contracts	(42,525)	2,084,592

Total		$126,903	$2,285,571

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(196,293)	$257,228

Futures contracts	Net realized gain on futures and forward contracts	563,636	4,491,381

Total		$367,343	$4,748,609

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of September 30, 2011 and December 31, 2010:

	As of September 30, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$7,126	0.0	*	$(220,873)	(0.7)	$317,024	1.1	$(17,347)	(0.1)	$85,930
Currency	—	—		(63,451)	(0.2)	230,607	0.8	(230)	(0.0)*	166,926
Financial	56,925	0.2		(226,474)	(0.8)	164,922	0.6	(24,979)	(0.1)	(29,606)
Food & Fiber	—	—		(43,277)	(0.1)	278,221	0.9	(1,319)	(0.0)*	233,625
Indices	—	—		(91,888)	(0.3)	48,209	0.2	(64,744)	(0.2)	(108,423)
Metals	12,475	0.0	*	(93,500)	(0.3)	261,655	0.9	—	—	180,630
Livestock	8,140	0.0	*	—	—	—	—	—	—	8,140
Energy	—	—		—	—	1,251,581	4.2	(660)	(0.0)*	1,250,921

Totals	$84,666	0.3		$(739,463)	(2.5)	$2,552,219	8.6	$(109,279)	(0.4)	$1,788,143

*	Due to rounding

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$193,612	0.7	$(14,156)	(0.1)		$30,974	0.1		$(22,305)	(0.1)	$188,125
Currency	484,663	1.8	—	—		53,250	0.2		(19,556)	(0.1)	518,357
Financial	135,655	0.5	(8,118)	(0.0	)*	6,771	0.0	*	(29,115)	(0.1)	105,193
Food & Fiber	195,205	0.7	(955)	(0.0	)*	—	—		—	—	194,250
Indices	207,408	0.8	(93,343)	(0.3)		23,963	0.1		—	—	138,028
Metals	1,715,408	6.4	(6,245)	(0.0	)*	—	—		(354,138)	(1.3)	1,355,025
Livestock	92,610	0.3	(150)	(0.0	)*	—	—		—	—	92,460
Energy	134,619	0.5	(23,836)	(0.1)		—	—		(30,980)	(0.1)	79,803

Totals	$3,159,180	11.7	$(146,803)	(0.5)		$114,958	0.4		$(456,094)	(1.7)	$2,671,241

*	Due to rounding

Superfund Gold, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	54	53	$302,988	$304,712

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	783	163
Financial	1,405	390
Food & Fiber	200	77
Indices	453	561
Metals	311	161
Livestock	64	46
Energy	218	489

Totals	3488	1,940

*	Based on quarterly holdings

Superfund Gold, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	75	59	$269,225	$169,808

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	540	147
Financial	1,041	566
Food & Fiber	161	29
Indices	978	339
Metals	374	28
Livestock	57	8
Energy	187	397

Totals	3,413	1,573

*	Based on quarterly holdings

Superfund Gold, L.P. trading results by market sector:

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(255,706)	$78,253	$(177,453)
Currency	(791,442)	56,094	(735,348)
Financial	2,943,880	(234,568)	2,709,312
Food & Fiber	(406,064)	165,339	(240,725)
Indices	(203,692)	(322,098)	(525,790)
Metals	2,195,727	499,846	2,695,573
Livestock	(211,200)	11,520	(199,680)
Energy	(1,009,689)	1,428,009	418,320

Total net trading gains (losses)	$2,261,814	$1,682,395	$3,944,209

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$92,885	$(102,193)	$(9,308)
Currency	(330,404)	(351,429)	(681,833)
Financial	3,357,654	(134,801)	3,222,853
Food & Fiber	(644,748)	39,374	(605,374)
Indices	(1,129,675)	(246,451)	(1,376,126)
Metals	5,110,059	(1,174,394)	3,935,665
Livestock	(147,690)	(84,320)	(232,010)
Energy	102,934	1,171,116	1,274,050

Total net trading gains (losses)	$6,411,015	$(883,098)	$5,527,917

	For the Three Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$169,428	$200,979	$370,407
Currency	668,052	186,260	854,312
Financial	483,757	(626,380)	(142,623)
Food & Fiber	(112,384)	268,935	156,551
Indices	(339,745)	196,296	(143,449)
Metals	61,277	1,708,278	1,769,555
Livestock	(4,460)	22,470	18,010
Energy	(799,022)	328,733	(470,289)

Total net trading gains (losses)	$126,903	$2,285,571	$2,412,474

	For the Nine Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(196,293)	$257,228	$60,935
Currency	(42,779)	456,914	414,135
Financial	1,987,611	60,865	2,048,476
Food & Fiber	(288,507)	119,919	(168,588)
Indices	(312,319)	(165,925)	(478,244)
Metals	542,622	3,715,421	4,258,043
Livestock	(83,620)	21,500	(62,120)
Energy	(1,239,372)	282,687	(956,685)

Total net trading gains	$367,343	$4,748,609	$5,115,952

Superfund Gold, L.P. - Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2011 and December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2011	Liability Derivatives at September 30, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$162,075	$—	$162,075

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(120,339)	(120,339)

Futures contracts	Futures contracts purchased & futures contacts sold	1,075,785	(276,396)	799,389

Totals		$1,237,860	$(396,735)	$841,125

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$95,755	$—	$95,755

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(13,857)	(13,857)

Futures contracts	Futures contracts purchased & futures contacts sold	1,271,946	(143,844)	1,128,102

Totals		$1,367,701	$(157,701)	$1,210,000

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(132,628)	$37,751

Futures contracts	Net realized gain on futures and forward contracts	1,408,206	774,379

Total		$1,275,578	$812,130

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$26,624	$(40,161)

Futures contracts	Net realized gain (loss) on futures and forward contracts	3,163,955	(328,714)

Total		$3,190,579	$(368,875)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain on futures and forward contracts	$76,378	$90,257

Futures contracts	Net realized gain (loss) on futures and forward contracts	(90,990)	1,105,453

Total		$(14,612)	$1,195,710

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain on futures and forward contracts	$52,845	$83,984

Futures contracts	Net realized gain on futures and forward contracts	239,869	1,975,279

Total		$292,714	$2,059,263

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of September 30, 2011 and December 31, 2010:

	As of September 30, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$3,563	0.0	*	$(110,454)	(0.6)	$158,512	0.9	$(9,885)	(0.1)	$41,736
Currency	—	—		(32,138)	(0.2)	115,496	0.6	(230)	(0.0)*	83,128
Financial	33,701	0.2		(121,484)	(0.7)	84,739	0.5	(12,407)	(0.1)	(15,451)
Food & Fiber	—	—		(23,307)	(0.1)	138,372	0.8	(669)	(0.0)*	114,396
Indices	—	—		(45,680)	(0.3)	24,241	0.1	(31,539)	(0.1)	(52,978)
Metals	1,862	0.0	*	(93,500)	(0.5)	129,341	0.7	—	—	37,703
Livestock	4,150	0.0	*	—	—	—	—	—	—	4,150
Energy	—	—		—	—	629,101	3.5	(660)	(0.0)*	628,441

Totals	$43,276	0.2		$(426,563)	(2.4)	$1,279,802	7.1	$(55,390)	(0.3)	$841,125

*	Due to rounding

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$84,142	0.6	$(4,472)	(0.0	)*	$11,613	0.1		$(9,385)	(0.1)	$81,898
Currency	208,888	1.5	—	—		22,631	0.2		(8,381)	(0.1)	223,138
Financial	58,501	0.4	(3,435)	(0.0	)*	1,766	0.0	*	(12,373)	(0.1)	44,459
Food & Fiber	82,217	0.6	(436)	(0.0	)*	—	—		—	—	81,781
Indices	84,851	0.7	(38,227)	(0.3)		9,628	0.1		—	—	56,252
Metals	797,284	5.8	(2,926)	(0.0	)*	—	—		(144,925)	(1.1)	649,433
Livestock	41,020	0.3	(50)	(0.0	)*	—	—		—	—	40,970
Energy	54,905	0.4	(10,646)	(0.1)		—	—		(12,190)	(0.1)	32,069

Totals	$1,411,808	10.3	$(60,192)	(0.4)		$45,638	0.4		$(187,254)	(1.5)	$1,210,000

*	Due to rounding

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	27	26	$149,110	$151,417

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	389	79
Financial	674	183
Food & Fiber	98	38
Indices	219	280
Metals	163	80
Livestock	32	23
Energy	109	242

Totals	1,711	951

*	Based on quarterly holdings

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	32	23	$92,961	$48,205

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	242	59
Financial	398	275
Food & Fiber	60	14
Indices	386	126
Metals	177	13
Livestock	23	3
Energy	81	177

Totals	1,399	690

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(132,628)	$37,751	$(94,877)
Currency	(400,532)	33,714	(366,818)
Financial	1,428,380	(109,352)	1,319,028
Food & Fiber	(203,933)	84,337	(119,596)
Indices	(74,482)	(161,479)	(235,961)
Metals	1,264,940	210,610	1,475,550
Livestock	(106,470)	5,770	(100,700)
Energy	(499,697)	710,779	211,082

Total net trading gains	$1,275,578	$812,130	$2,087,708

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$26,624	$(40,161)	$(13,537)
Currency	(224,113)	(140,009)	(364,122)
Financial	1,660,487	(59,911)	1,600,576
Food & Fiber	(313,000)	32,614	(280,386)
Indices	(558,303)	(109,231)	(667,534)
Metals	2,738,595	(611,727)	2,126,868
Livestock	(76,910)	(36,820)	(113,730)
Energy	(62,801)	596,370	533,569

Total net trading gains (losses)	$3,190,579	$(368,875)	$2,821,704

	For the Three Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$76,378	$90,257	$166,635
Currency	243,735	102,203	345,938
Financial	129,081	(193,462)	(64,381)
Food & Fiber	(50,738)	103,586	52,848
Indices	(93,141)	56,057	(37,084)
Metals	(18,223)	897,278	879,055
Livestock	1,430	8,290	9,720
Energy	(303,134)	131,501	(171,633)

Total net trading gains (losses)	$(14,612)	$1,195,710	$1,181,098

	For the Nine Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$52,845	$83,984	$136,829
Currency	68,640	172,156	240,796
Financial	533,364	3,178	536,542
Food & Fiber	(104,740)	83,617	(21,123)
Indices	(89,499)	16,415	(73,084)
Metals	294,098	1,555,501	1,849,599
Livestock	(16,220)	6,260	(9,960)
Energy	(445,774)	138,152	(307,622)

Total net trading gains	$292,714	$2,059,263	$2,351,977

Superfund Gold, L.P. - Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2011 and December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2011	Liability Derivatives at September 30, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$162,075	$—	$162,075

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(117,881)	(117,881)

Futures contracts	Futures contracts purchased & futures contacts sold	1,067,478	(164,654)	902,824

Totals		$1,229,553	$(282,535)	$947,018

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$128,830	$—	$128,830

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(22,603)	(22,603)

Futures contracts	Futures contracts purchased & futures contacts sold	1,560,975	(205,961)	1,355,014

Totals		$1,689,805	$(228,564)	$1,461,241

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(123,078)	$40,502

Futures contracts	Net realized gain on futures and forward contracts	1,109,314	829,763

Total		$986,236	$870,265

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$66,261	$(62,032)

Futures contracts	Net realized gain (loss) on futures and forward contracts	3,154,175	(452,191)

Total		$3,220,436	$(514,223)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain on futures and forward contracts	$93,050	$110,722

Futures contracts	Net realized gain on futures and forward contracts	48,465	979,139

Total		$141,515	$1,089,861

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(249,138)	$173,244

Futures contracts	Net realized gain on futures and forward contracts	323,767	2,516,102

Total		$74,629	$2,689,346

Superfund Gold, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of September 30, 2011 and December 31, 2010:

	As of September 30, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$3,563	0.0	*	$(110,419)	(0.9)	$158,512	1.4	$(7,462)	(0.1)	$44,194
Currency	—	—		(31,313)	(0.3)	115,111	1.0	—	—	83,798
Financial	23,224	0.2		(104,990)	(0.9)	80,183	0.7	(12,572)	(0.1)	(14,155)
Food & Fiber	—	—		(19,970)	(0.2)	139,849	1.2	(650)	(0.0)*	119,229
Indices	—	—		(46,208)	(0.4)	23,968	0.2	(33,205)	(0.3)	(55,445)
Metals	10,613	0.1		—	—	132,314	1.1	—	—	142,927
Livestock	3,990	0.0	*	—	—	—	—	—	—	3,990
Energy	—	—		—	—	622,480	5.3	—	—	622,480

Totals	$41,390	0.3		$(312,900)	(2.7)	$1,272,417	10.9	$(53,889)	(0.5)	$947,018

*	Due to rounding

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$109,470	0.9	$(9,684)	(0.1)		$19,361	0.1		$(12,920)	(0.1)	$106,227
Currency	275,775	2.1	—	—		30,619	0.3		(11,175)	(0.1)	295,219
Financial	77,154	0.6	(4,683)	(0.0	)*	5,005	0.0	*	(16,742)	(0.1)	60,734
Food & Fiber	112,988	0.9	(519)	(0.0	)*	—	—		—	—	112,469
Indices	122,557	0.9	(55,116)	(0.4)		14,335	0.1		—	—	81,776
Metals	918,124	7.1	(3,319)	(0.0	)*	—	—		(209,213)	(1.6)	705,592
Livestock	51,590	0.4	(100)	(0.0	)*	—	—		—	—	51,490
Energy	79,714	0.6	(13,190)	(0.1)		—	—		(18,790)	(0.1)	47,734

Totals	$1,747,372	13.5	$(86,611)	(0.6)		$69,320	0.5		$(268,840)	(2.0)	$1,461,241

*	Due to rounding

Series B average* monthly contract volume by market sector for quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	27	27	$153,878	$153,295

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	394	84
Financial	731	207
Food & Fiber	102	39
Indices	234	281
Metals	148	81
Livestock	32	23
Energy	109	247

Totals	1,777	989

*	Based on quarterly holdings

Series B average* monthly contract volume by market sector for quarter ended September 30, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	43	36	$176,264	$121,603

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	298	88
Financial	643	291
Food & Fiber	101	15
Indices	592	213
Metals	197	15
Livestock	34	5
Energy	106	220

Totals	2,014	883

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(123,078)	$40,502	$(82,576)
Currency	(390,910)	22,380	(368,530)
Financial	1,515,500	(125,216)	1,390,284
Food & Fiber	(202,131)	81,002	(121,129)
Indices	(129,210)	(160,619)	(289,829)
Metals	930,787	289,236	1,220,023
Livestock	(104,730)	5,750	(98,980)
Energy	(509,992)	717,230	207,238

Total net trading gains	$986,236	$870,265	$1,856,501

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$66,261	$(62,032)	$4,229
Currency	(106,291)	(211,420)	(317,711)
Financial	1,697,167	(74,890)	1,622,277
Food & Fiber	(331,748)	6,760	(324,988)
Indices	(571,372)	(137,220)	(708,592)
Metals	2,371,464	(562,667)	1,808,797
Livestock	(70,780)	(47,500)	(118,280)
Energy	165,735	574,746	740,481

Total net trading gains (losses)	$3,220,436	$(514,223)	$2,706,213

	For the Three Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$93,050	$110,722	$203,772
Currency	424,317	84,057	508,374
Financial	354,676	(432,918)	(78,242)
Food & Fiber	(61,646)	165,349	103,703
Indices	(246,604)	140,239	(106,365)
Metals	79,500	811,000	890,500
Livestock	(5,890)	14,180	8,290
Energy	(495,888)	197,232	(298,656)

Total net trading gains	$141,515	$1,089,861	$1,231,376

	For the Nine Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(249,138)	$173,244	$(75,894)
Currency	(111,419)	284,758	173,339
Financial	1,454,247	57,687	1,511,934
Food & Fiber	(183,767)	36,302	(147,465)
Indices	(222,820)	(182,340)	(405,160)
Metals	248,524	2,159,920	2,408,444
Livestock	(67,400)	15,240	(52,160)
Energy	(793,598)	144,535	(649,063)

Total net trading gains	$74,629	$2,689,346	$2,763,975

Due from/to brokers	9 Months Ended
Sep. 30, 2011
Due from/to brokers [Abstract]
Due from/to brokers
5.	Due from/to brokers

Due from brokers consists of proceeds from securities sold. Amounts due from brokers may be restricted to the extent that they serve as deposits for securities sold short. Amounts due to brokers, if any, represent margin borrowings that are collateralized by certain securities. As of September 30, 2011 and December 31, 2010, there were no amounts due to brokers.

In the normal course of business, all of the Fund’s marketable securities transactions, money balances and marketable security positions are transacted with brokers. The Fund is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. On October 31, 2011, MF Global reported to the Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation proceeding led by the Securities Investor Protection Corporation (“SIPC”) would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. Superfund Capital Management closely monitored MF Global in recent weeks and began reducing its exposure to MF Global. In October, total trading positions and assets of the Fund held at MF Global were reduced by almost 78% and steps were initiated to transfer all remaining trading positions and assets from MF Global to other clearing brokers prior to the bankruptcy filing. Refer to the subsequent events note for the Fund’s potential exposure to the MF Global liquidation.

Allocation of net profits and losses	9 Months Ended
Sep. 30, 2011
Allocation of net profits and losses [Abstract]
Allocation of net profits and losses
6.	Allocation of net profits and losses

In accordance with the Fund’s Second Amended and Restated Limited Partnership Agreement (the “Limited Partnership Agreement”), net profits and losses of the Fund are allocated to partners according to their respective interests in the Fund as of the beginning of each month.

Subscriptions received in advance, if any, represent cash received prior to the balance sheet date for subscriptions of the subsequent month and do not participate in the earnings of the Fund until the following month.

Related party transactions	9 Months Ended
Sep. 30, 2011
Related party transactions [Abstract]
Related party transactions
7.	Related party transactions

Superfund Capital Management shall be paid a management fee equal to one-twelfth of 2.25% of month-end net assets (2.25% per annum) and operating and ongoing offering expenses equal to one-twelfth of 0.75% of month-end net assets (0.75% per annum), not to exceed the amount of actual expenses incurred. In accordance with the Prospectus of the Fund dated May 13, 2011, included within the Post Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-151632), Superfund USA an entity related to Superfund Capital Management by common ownership, shall be paid selling commissions equal to 2% of the month-end net asset value per Series A-1 Unit and Series B-1 Unit (one-twelfth of 2% per month). These amounts are included under “Selling commissions” in the Statements of Operations. However, the maximum cumulative selling commission per Unit is limited to 10% of the gross offering proceeds price of such Unit.

Superfund Capital Management will also be paid a monthly performance fee equal to 25% of any new appreciation without respect to interest income. Trading losses will be carried forward and no further performance fee may be paid until the prior losses have been recovered.

Financial highlights	9 Months Ended
Sep. 30, 2011
Nature of operations, Basis of presentation and significant accounting policies and Financial highlights [Abstract]
Financial highlights
8.	Financial highlights

Financial highlights for the period January 1 through September 30, 2011 are as follows:

	2011
	Series A-1	Series A-2	Series B-1	Series B-2
Total Return
Total return before incentive fees	13.5%	15.3%	17.4%	18.5%
Incentive fees	1.5%	1.8%	4.1%	3.7%

Total return after incentive fees	12.0%	13.5%	13.3%	14.8%

Ratios to average partners’ capital*
Operating expenses before incentive fees	6.7%	4.6%	7.4%	5.3%
Incentive fees	1.4%	1.7%	3.1%	3.0%

Total expenses	8.1%	6.3%	10.5%	8.3%

Net investment loss*	(6.6)%	(4.6)%	(7.4)%	(5.3)%

Net asset value per unit, beginning of period	$1,566.65	$1,671.00	$1,351.21	$1,389.80
Net investment loss	(106.66)	(90.74)	(122.82)	(102.90)
Net gain on investments	295.04	317.11	302.49	309.06

Net asset value per unit, end of period	$1,775.03	$1,897.37	$1,530.88	$1,595.96

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period)** upon weighted average number of Units during period)	$183.05	$204.67	$161.94	$212.79

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$188.38	$226.37	$179.67	$206.16

*	Annualized for periods less than a year
**	Weighted average number of Units outstanding for Series A-1 and Series A-2 for the Nine Months Ended September 30, 2011: 7,871.84 and 1,850.80, respectively; and for Series B-1 and Series B-2: 5,696.03 and 3,406.81, respectively.

Financial highlights for the period January 1 through September 30, 2010 are as follows:

	2010
	Series A-1	Series A-2	Series B-1	Series B-2
Total Return
Total return before incentive fees	26.4%	28.1%	22.2%	24.1%
Incentive fees	0.4%	0.7%	0.0%	0.0%

Total return after incentive fees	26.0%	27.4%	22.2%	24.1%

Ratios to average partners’ capital*
Operating expenses before incentive fees	7.4%	5.3%	8.5%	6.5%
Incentive fees	0.4%	0.7%	0.0%	0.0%

Total expenses	7.8%	6.0%	8.5%	6.5%

Net investment loss*	(7.2)%	(5.2)%	(8.5)%	(6.5)%

Net asset value per unit, beginning of period	$1,056.90	$1,111.40	$873.68	$886.92
Net investment loss	(66.59)	(56.62)	(58.56)	(49.50)
Net gain on investments	341.52	362.00	252.84	259.56

Net asset value per unit, end of period	$1,331.83	$1,416.78	$1,067.96	$1,100.58

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period)** upon weighted average number of Units during period)	$317.16	$353.62	$202.17	$237.65

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$274.93	$305.38	$194.28	$213.65

*	Annualized for periods less than a year
**	Weighted average number of Units outstanding for Series A-1 and Series A-2 for the Nine Months Ended September 30, 2010: 4,790.29 and 1,277.94, respectively; and for Series B-1 and Series B-2: 7,177.88 and 3,195.81, respectively.

Financial highlights for the period July 1 through September 30, 2011 are as follows:

	2011
	Series A-1	Series A-2	Series B-1	Series B-2
Total Return
Total return before incentive fees	12.2%	12.8%	14.6%	15.2%
Incentive fees	0.0%	0.0%	0.0%	0.0%

Total return after incentive fees	12.2%	12.8%	14.6%	15.2%

Ratios to average partners’ capital*
Operating expenses before incentive fees	6.5%	4.5%	7.2%	5.1%
Incentive fees	0.0%	0.0%	0.0%	0.0%

Total expenses	6.5%	4.5%	7.2%	5.1%

Net investment loss*	(6.5)%	(4.4)%	(7.2)%	(5.1)%

Net asset value per unit, beginning of period	$1,564.27	$1,682.68	$1,335.27	$1,385.08
Net investment loss	(29.16)	(21.46)	(27.91)	(20.72)
Net gain on investments	219.92	236.15	223.52	231.60

Net asset value per unit, end of period	$1,755.03	$1,897.37	$1,530.88	$1,595.96

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period)** upon weighted average number of Units during period)	$180.47	$191.48	$205.46	$229.20

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$190.76	$214.69	$195.61	$210.88

*	Annualized for periods less than a year
**	Weighted average number of Units outstanding for Series A-1 and Series A-2 for the Three Months Ended September 30, 2011: 8,122.38 and 1,811.97, respectively; and for Series B-1 and Series B-2: 4,648.34 and 3,081.49, respectively.

Financial highlights for the period July 1 through September 30, 2010 are as follows:

	2010
	Series A-1	Series A-2	Series B-1	Series B-2
Total Return
Total return before incentive fees	10.9%	11.4%	11.5%	12.0%
Incentive fees	0.0%	0.1%	0.0%	0.0%

Total return after incentive fees	10.9%	11.3%	11.5%	12.0%

Ratios to average partners’ capital*
Operating expenses before incentive fees	7.1%	5.1%	8.0%	6.0%
Incentive fees	0.0%	0.1%	0.0%	0.0%

Total expenses	7.1%	5.2%	8.0%	6.0%

Net investment loss*	(7.0)%	(5.0)%	(7.9)%	(5.9)%

Net asset value per unit, beginning of period	$1,201.09	$1,272.23	$957.90	$982.23
Net investment loss	(21.40)	(17.24)	(19.12)	(14.70)
Net gain on investments	152.14	161.79	129.18	133.05

Net asset value per unit, end of period	$1,331.83	$1,416.78	$1,067.96	$1,100.58

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period)** upon weighted average number of Units during period)	$142.90	$159.39	$116.01	$129.47

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$130.74	$144.55	$110.06	$118.35

*	Annualized for periods less than a year
**	Weighted average number of Units outstanding for Series A-1 and Series A-2 for the Three Months Ended September 30, 2010: 5,546.27 and 1,538.13, respectively; and for Series B-1 and Series B-2: 5,549.68 and 3352.32, respectively.

Financial highlights are calculated for each Series taken as a whole. An individual partner’s return, per unit data, and ratios may vary based on the timing of capital transactions.

Financial instrument risk	9 Months Ended
Sep. 30, 2011
Financial instrument risk [Abstract]
Financial instrument risk
9.	Financial instrument risk

In the normal course of its business, the Fund is party to financial instruments with off-balance sheet risk, including derivative financial instruments and derivative commodity instruments. The term “off balance sheet risk” refers to an unrecorded potential liability that, even though it does not appear on the balance sheet, may result in a future obligation or loss. These financial instruments may include forwards, futures and options, whose values are based upon an underlying asset, index or reference rate, and generally represent future commitments to exchange currencies or cash flows, to purchase or sell other financial instruments at specific terms at specific future dates, or, in the case of derivative commodity instruments, to have a reasonable possibility to be settled in cash, through physical delivery or with another financial instrument. These instruments may be traded on an exchange or OTC. Exchange-traded instruments are standardized and include futures and certain option contracts. OTC contracts are negotiated between contracting parties and include forwards and certain options. Each of these instruments is subject to various risks similar to those related to the underlying financial instruments including market and credit risk. In general, the risks associated with OTC contracts are greater than those associated with exchange-traded instruments because of the greater risk of default by the counterparty to an OTC contract.

For the Fund, gross unrealized gains and losses related to exchange-traded futures were $2,312,735 and $610,522, respectively, and gross unrealized gains and losses related to non-exchange-traded forwards were $324,150 and $238,220, respectively, at September 30, 2011.

For Series A, gross unrealized gains and losses related to exchange-traded futures were $1,161,003 and $361,614, respectively, and gross unrealized gains and losses related to non-exchange-traded forwards were $162,075 and $120,339, respectively, at September 30, 2011.

For Series B, gross unrealized gains and losses related to exchange-traded futures were $1,151,732 and $248,908, respectively, and gross unrealized gains and losses related to non-exchange-traded forwards were $162,075 and $117,881, respectively, at September 30, 2011.

Market risk is the potential for changes in the value of the financial instruments traded by the Fund due to market changes, including interest and foreign exchange rate movements and fluctuations in commodity or security prices. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by conditions, such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures interest positions at the same time, and Superfund Capital Management was unable to offset such positions, the Fund could experience substantial losses.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk with respect to exchange-traded instruments is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transactions. The Fund’s risk of loss in the event of counterparty default is typically limited to the amounts recognized in the statements of assets and liabilities and not represented by the contract or notional amounts of the instruments. As the Fund’s assets are held in segregated accounts with futures commission merchants, the Fund has credit risk and concentration risk. The Fund’s futures commission merchants are currently ADM Investor Services, Inc., Barclays Capital Inc., and Rosenthal Collins Group, L.L.C. Prior to its insolvency filing, the Fund used MF Global, Inc. as one of its futures commission merchants. Refer to the Subsequent events note for the Fund’s potential exposure to the MF Global liquidation.

Superfund Capital Management monitors and attempts to control the Fund’s risk exposure on a daily basis through financial, credit, and risk management monitoring systems, and accordingly believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Fund is subject. These monitoring systems allow Superfund Capital Management to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, on-line monitoring systems provide account analysis of futures and forward positions by sector, margin requirements, gain and loss transactions, and collateral positions.

The majority of these futures and forwards mature within one year of September 30, 2011. However, due to the nature of the Fund’s business, these instruments may not be held to maturity.

Subscriptions and redemptions	9 Months Ended
Sep. 30, 2011
Subscriptions and redemptions [Abstract]
Subscriptions and redemptions
10.	Subscriptions and redemptions

Investors must submit subscriptions at least five business days prior to the applicable month-end closing date and they will be accepted once payments are received and cleared. All subscription funds are required to be promptly transmitted to HSBC Bank USA, as escrow agent. Subscriptions must be accepted or rejected by Superfund Capital Management within five business days of receipt, and the settlement date for the deposit of subscription funds in escrow must be within five business days of acceptance. No fees or costs will be assessed on any subscription while held in escrow, irrespective of whether the subscription is accepted or subscription funds are returned.

Limited Partners may request any or all of their investment in a Series be redeemed by such Series at the net asset value of a Unit within such Series as of the end of the month, subject to a minimum redemption of $1,000. A request for less than a full redemption that would reduce a Limited Partner’s remaining investment to less than $5,000 will be treated as a request for full redemption. Limited Partners must transmit a written request of such redemption to Superfund Capital Management not less than five business days prior to the end of the month (or such shorter period as permitted by Superfund Capital Management) as of which redemption is to be effective. Redemptions will generally be paid within 20 days after the effective date of the redemption. However, in special circumstances, including, but not limited to, inability to liquidate dealers’ positions as of a redemption date or default or delay in payments due to each Series from clearing brokers, banks or other persons or entities, each Series may in turn delay payment to persons requesting redemption of the proportionate part of the net assets of each Series represented by the sums that are the subject of such default or delay, and Limited Partners will be paid their pro rata portion of the redemption amount not subject to defaults or delays.

Subsequent events	9 Months Ended
Sep. 30, 2011
Subsequent events [Abstract]
Subsequent events
11.	Subsequent events

Superfund Capital Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were filed and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements with the exception of the following:

On October 31, 2011, MF Global reported to the SEC and CFTC possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a SIPC-led liquidation proceeding would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. As of October 31, 2011, approximately $416,000 of Series A assets were still on deposit in accounts at MF Global. These assets represent approximately 2.1% of Series A’s net asset value of approximately $19.64 million. As of October 31, 2011 approximately $451,000 of Series B’s assets were still on deposit in accounts at MF Global. These assets represent approximately 3.8% of Series B’s net asset value of approximately $11.75 million. Of the approximately $416,000 of Series A Assets and $451,000 of Series B assets held at MF Global as of October 31, 2011, approximately $400 and $9,600, respectively were held in customer segregated accounts. The remaining Fund assets held at MF Global (approximately $416,000 for Series A and $441,000 for Series B) were held in customer secured amount accounts at the firm. There have been no reports of any deficiencies in the customer secured amount accounts. Superfund Capital Management, Inc. does not believe that the MF Global liquidation will have a material impact on the ongoing trading operations of the Fund or either Series However, because MF Global is still in the liquidation process as of today, the MF Global liquidation proceedings may have an impact on the ability of Superfund Gold, L.P. to: satisfy redemption requests in the normal 20-day time period; adequately value redemption requests in the ordinary timeframe; accept new subscriptions and properly value the net asset value for new subscribers; and provide for accurate valuation in the Superfund Gold, L.P.’s account statements provided to participants. There can be no assurances that Superfund Gold, L.P. will have immediate access to any or all of its assets in accounts held at MF Global and as to the amount or value of those assets in the context of the bankruptcy.